Condensed Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net loss	$ (89,771)	$ (16,197)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	0
Stock issued to officer and advisory	0	13,935
Changes in operating assets and liabilities:
Due from officer	(78,725)	18,150
Accounts payable and accrued expenses	231,800	(15,888)
Net cash used in operating activities	63,304	0
Net Cash Used In Investing Activities	0	0
Net Cash Provided by Financing Activities	0	0
Net change in cash and cash equivalents	63,304	0
Cash at the beginning of the year	0	0
Cash at the end of the year	63,304	0
Supplemental disclosures of cash flow information:
Interest paid	0	0
Income tax paid	$ 0	$ 0